Acquisitions	3 Months Ended	12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018
Business Combinations [Abstract]
Acquisitions
Acquisitions
Twenty-First Century Fox
On December 14, 2017, the Company and Twenty-First Century Fox, Inc. (“21CF”) announced a definitive agreement (the “Original Merger Agreement”) for the Company to acquire 21CF.
On June 20, 2018, the Company, TWDC Holdco 613 Corp (“New Disney”), a direct wholly owned subsidiary of the Company, and 21CF entered into an Amended and Restated Agreement and Plan of Merger (“Amended Merger Agreement”) for New Disney to acquire 21CF. The Amended Merger Agreement amends and restates the Original Merger Agreement in its entirety.
Prior to the acquisition, 21CF will transfer a portfolio of its news, sports and broadcast businesses, including the Fox News Channel, Fox Business Network, Fox Broadcasting Company, Fox Sports, Fox Television Stations Group, FS1, FS2, Fox Deportes, Big Ten Network and certain other assets and liabilities into a newly formed subsidiary (“New Fox”) (the “New Fox Separation”) and distribute all of the issued and outstanding common stock of New Fox to shareholders of 21CF (other than holders that are subsidiaries of 21CF) on a pro rata basis (the “New Fox Distribution”). Prior to the New Fox Distribution, New Fox will pay 21CF a dividend in the amount of $8.5 billion. As the New Fox Separation and the New Fox Distribution will be taxable to 21CF at the corporate level, the dividend is intended to fund the taxes resulting from the New Fox Separation and New Fox Distribution and certain other transactions contemplated by the Amended Merger Agreement (the “Transaction Tax”). On October 3, 2018, 21CF entered into an agreement to sell its existing 39% interest in Sky plc (“Sky”) to Comcast at a price of £17.28 per each Sky share for a total sales price of approximately £11.6 billion ($15.1 billion). 21CF will retain all assets and liabilities not transferred to New Fox, which will include the 21CF film and television studios, certain cable networks (including FX and Nat Geo), 21CF’s international television businesses and the proceeds from the sale of its interest in Sky.
Following the New Fox Separation and the New Fox Distribution, WDC Merger Enterprises I, Inc., a wholly owned subsidiary of New Disney will be merged with and into the Company, with the Company continuing as the surviving corporation (the “Disney Merger”), and WDC Merger Enterprises II, Inc., a wholly owned subsidiary of New Disney, will be merged with and into 21CF, with 21CF continuing as the surviving corporation (the “21CF Merger and together with the Disney Merger, the “Mergers”). As a result of the Mergers, the Company and 21CF will become direct wholly owned subsidiaries of New Disney, which will be renamed “The Walt Disney Company” concurrently with the Mergers. Each share of Disney stock issued and outstanding immediately prior to the Disney Merger will be converted into one share of New Disney stock of the same class.
The Boards of Directors of the Company and 21CF have approved the transaction. On July 27, 2018, the Amended Merger Agreement was adopted by the requisite vote of 21CF’s shareholders, and the stock issuance was approved by the requisite vote of the Company’s shareholders. The consummation of the transaction is subject to various conditions, including, among others, (i) the consummation of the New Fox Separation, (ii) the receipt of certain tax opinions with respect to the treatment of the transaction under U.S. and Australian tax laws, and (iii) the receipt of certain regulatory approvals and governmental consents. The closing of the acquisition is expected to occur in the first half of calendar year 2019.
Pursuant to a consent decree with the DOJ, we are required to sell 21CF’s Regional Sports Networks (the “RSNs”) (the “RSN Divestiture”). Under the consent decree, the Company will have at least 90 days from the date of the acquisition to complete the RSN Divestiture, with the possibility that the DOJ can grant extensions of time up to another 90 days; and the DOJ must approve the purchaser(s) and terms and conditions of the RSN Divestiture. The decree is subject to the normal court approval process.
On November 6, 2018, the European Commission approved the acquisition on the condition that the Company divest its interests in certain cable channels in the European Economic Area that are controlled by A+E, including History, H2, Crime & Investigation, Blaze and Lifetime (“the EEA Channels”). A+E is owned 50% by the Company, and the Company plans to comply by divesting its interests in the entities that operate the EEA Channels while retaining its 50% ownership of A +E apart from the A+E entities operating the EEA Channels.
Upon consummation of the transaction, each issued and outstanding share of 21CF common stock (other than (i) treasury shares, (ii) shares held by 21CF subsidiaries and (iii) shares held by 21CF shareholders who have not voted in favor of the 21CF Merger and perfected and not withdrawn a demand for appraisal rights under Delaware law) will be exchanged for an amount (the “Per Share Value”), payable at the election of the holder thereof in either cash or shares of New Disney common stock. The Per Share Value is equal to fifty percent (50%) of the sum of (i) $38.00 plus (ii) the value of a number of shares of the Company’s common stock equal to an “exchange ratio” (determined based on the volume weighted average price of Disney common stock over the fifteen consecutive trading day period ending on (and including) the trading day that is three trading days prior to the date of the effective time of the 21CF Merger (“Average Company Stock Price”)). If the Average Company Stock Price is greater than $114.32, then the exchange ratio will be 0.3324. If the Average Company Stock Price is less than $93.53, then the exchange ratio will be 0.4063. If the Average Company Stock Price is greater than or equal to $93.53 but less than or equal to $114.32, then the exchange ratio will be an amount equal to $38.00 divided by the Average Company Stock Price. The merger consideration is subject to automatic proration and adjustment to ensure that the aggregate cash consideration (before giving effect to the adjustment for the Transaction Tax) is equal to $35.7 billion.
The merger consideration may be subject to an adjustment based on the final estimate of the Transaction Tax. The merger consideration in the Amended Merger Agreement was set based on an estimate of $8.5 billion for the Transaction Tax and will be adjusted immediately prior to consummation of the transaction if the final estimate of the Transaction Tax at closing is more than $8.5 billion or less than $6.5 billion. Such adjustment could increase or decrease the merger consideration, depending on whether the final estimate is lower or higher, respectively, than $6.5 billion or $8.5 billion. Additionally, if the final estimate of the Transaction Tax is lower than $8.5 billion, the Company will make a cash payment to New Fox reflecting the difference between such amount and $8.5 billion, up to a maximum cash payment of $2.0 billion.
As described in an 8-K filed by the Company on October 5, 2018, based on the estimated number of shares of 21CF common stock outstanding as of September 27, 2018 and assuming an Average Company Stock Price of $111.6013 (which was the volume weighted average price of the Company’s stock over the 15-trading day period ending on September 27, 2018), and assuming no adjustment for the Transaction Tax, New Disney would be required to issue approximately 319 million shares of New Disney common stock to 21CF shareholders. New Disney will record the merger consideration based upon the cash paid, which will be funded from New Disney borrowings, plus the value of New Disney common stock issued to 21CF shareholders, which will be determined by the number of shares issued and the Company’s stock price on the closing date. We anticipate that we will repay approximately half of the borrowings shortly after the transaction closes using cash we expect to acquire from 21CF. New Disney will assume approximately $19 billion of 21CF debt that had an estimated fair value of approximately $23 billion as of September 30, 2018.
Under the terms of the Amended Merger Agreement, Disney will pay 21CF $2.5 billion if the Mergers are not consummated under certain circumstances relating to the failure to obtain approvals, or if there is a final, non-appealable order preventing the transaction, in each case, relating to antitrust laws, communications laws or foreign regulatory laws. If the Amended Merger Agreement is terminated under certain other circumstances relating to changes in board recommendations and/or alternative transactions, the Company or 21CF may be required to pay the other party approximately $1.5 billion.
On October 5, 2018, the Company commenced an exchange offer for any and all outstanding notes (the “21CFA Notes”) issued by 21st Century Fox America, Inc. (“21CFA”), for up to $18.1 billion aggregate principal amount of new notes (the “New Disney Notes”) and cash. In conjunction with the offer to exchange (each an “Exchange Offer” and collectively, the “Exchange Offers”) the 21CFA Notes, New Disney, on behalf of 21CFA, was concurrently soliciting consents (each, a “Consent Solicitation” and, collectively, the “Consent Solicitations”) to adopt certain proposed amendments to each of the indentures governing the 21CFA Notes to eliminate substantially all of the restrictive covenants in such indentures, release the guarantee provided by 21CF pursuant to such indentures and limit the reporting covenants under such indentures so that 21CFA is only required to comply with the reporting requirements under the Trust Indenture Act of 1939 (collectively, the “Proposed Amendments”).
On October 22, 2018, the Company announced that the requisite number of consents had been received to adopt the Proposed Amendments with respect to all 21CFA Notes. Supplemental indentures effecting the Proposed Amendments were executed on October 22, 2018. Such supplemental indentures were valid and enforceable upon execution but will only become operative upon the settlement of the Exchange Offers and Consent Solicitations. The settlement of the Exchange Offers and Consent Solicitations is expected to occur on or around the closing date of the acquisition. If the acquisition is not consummated, or if the Exchange Offers and Consent Solicitations are otherwise terminated or withdrawn prior to settlement, the Proposed Amendments effected by the supplemental indentures will be deemed to be revoked retroactive to October 22, 2018.
Goodwill
The changes in the carrying amount of goodwill for the quarter ended December 29, 2018 are as follows:

	Media Networks	Parks and Resorts	Studio Entertainment	Consumer Products & Interactive Media	Parks, Experiences & Consumer Products	Direct-to-Consumer & International	Total
Balance at Sep. 29, 2018	$19,388	$291	$7,164	$4,426	$—	$—	$31,269
Segment recast (1)	(3,399)	(291)	(70)	(4,426)	4,487	3,699	—
Other, net	—	—	9	—	—	11	20
Balance at Dec. 29, 2018	$15,989	$—	$7,103	$—	$4,487	$3,710	$31,289
(1) Represents the reallocation of goodwill as a result of the Company recasting its segments (see Note 2).
Acquisitions
Twenty-First Century Fox
On December 14, 2017, the Company and Twenty-First Century Fox, Inc. (“21CF”) announced a definitive agreement (the “Original Merger Agreement”) for the Company to acquire 21CF.
On June 20, 2018, the Company, TWDC Holdco 613 Corp (“New Disney”), a direct wholly owned subsidiary of the Company, and 21CF entered into an Amended and Restated Agreement and Plan of Merger (“Amended Merger Agreement”) for New Disney to acquire 21CF. The Amended Merger Agreement amends the Original Merger Agreement.
Prior to the acquisition, 21CF will transfer a portfolio of its news, sports and broadcast businesses, including the Fox News Channel, Fox Business Network, Fox Broadcasting Company, Fox Sports, Fox Television Stations Group, FS1, FS2, Fox Deportes, Big Ten Network and certain other assets and liabilities into a newly formed subsidiary (“New Fox”) (the “New Fox Separation”) and distribute all of the issued and outstanding common stock of New Fox to shareholders of 21CF (other than holders that are subsidiaries of 21CF) on a pro rata basis (the “New Fox Distribution”). Prior to the New Fox Distribution, New Fox will pay 21CF a dividend in the amount of $8.5 billion. As the New Fox Separation and the New Fox Distribution will be taxable to 21CF at the corporate level, the dividend is intended to fund the taxes resulting from the New Fox Separation and New Fox Distribution and certain other transactions contemplated by the Amended Merger Agreement (the “Transaction Tax”). On October 3, 2018, 21CF entered into an agreement to sell its existing 39% interest in Sky plc (“Sky”) to Comcast at a price of £17.28 per each Sky share for a total sales price of approximately £11.6 billion ($15.1 billion). 21CF will retain all assets and liabilities not transferred to New Fox, which will include the 21CF film and television studios, certain cable networks (including FX and Nat Geo), 21CF’s international television businesses and the proceeds from the sale of its interest in Sky.
Following the New Fox Separation and the New Fox Distribution, WDC Merger Enterprises I, Inc., a wholly owned subsidiary of New Disney will be merged with and into the Company, with the Company continuing as the surviving corporation (the “Disney Merger”), and WDC Merger Enterprises II, Inc., a wholly owned subsidiary of New Disney, will be merged with and into 21CF, with 21CF continuing as the surviving corporation (the “21CF Merger and together with the Disney Merger, the “Mergers”). As a result of the Mergers, the Company and 21CF will become direct wholly owned subsidiaries of New Disney, which will be renamed “The Walt Disney Company” concurrently with the Mergers. Each share of Disney stock issued and outstanding immediately prior to the Disney Merger will be converted into one share of New Disney stock of the same class.
The Boards of Directors of the Company and 21CF have approved the transaction. On July 27, 2018, the Amended Merger Agreement was adopted by the requisite vote of 21CF’s shareholders and the stock issuance was approved by the requisite vote of the Company’s shareholders. The consummation of the transaction is subject to various conditions, including, among others, (i) the consummation of the New Fox Separation, (ii) the receipt of certain tax opinions with respect to the treatment of the transaction under U.S. and Australian tax laws, and (iii) the receipt of certain regulatory approvals and governmental consents. The closing of the Acquisition is expected to occur in the first half of calendar year 2019.
Pursuant to a consent decree with the DOJ, we are required to sell 21CF’s Regional Sports Networks (the “RSNs”) (the “RSN Divestiture”). Under the consent decree, the Company will have at least 90 days from the date of the acquisition to complete the RSN Divestiture, with the possibility that the DOJ can grant extensions of time up to another 90 days; and the DOJ must approve the purchaser(s) and terms and conditions of the RSN Divestiture. The decree is subject to the normal court approval process.
On November 6, 2018, the European Commission approved the acquisition on the condition that the Company divest its interests in certain cable channels in the European Economic Area that are controlled by A+E, including History, H2, Crime & Investigation, Blaze and Lifetime(“the EEA Channels”). A+E is owned 50% by the Company, and the Company plans to comply by divesting its interests in the entities that operate the EEA Channels while retaining its 50% ownership of A +E apart from the A+E entities operating the EEA Channels.
Upon consummation of the transaction, each issued and outstanding share of 21CF common stock (other than (i) treasury shares, (ii) shares held by 21CF subsidiaries and (iii) shares held by 21CF shareholders who have not voted in favor of the 21CF Merger and perfected and not withdrawn a demand for appraisal rights under Delaware law) will be exchanged for an amount (the “Per Share Value”), payable at the election of the holder thereof in either cash or shares of New Disney common stock. The Per Share Value is equal to fifty percent (50%) of the sum of (i) $38.00 plus (ii) the value of a number of shares of the Company’s common stock equal to an “exchange ratio” (determined based on the volume weighted average price of Disney common stock over the fifteen consecutive trading day period ending on (and including) the trading day that is three trading days prior to the date of the effective time of the 21CF Merger (“Average Company Stock Price”)). If the Average Company Stock Price is greater than $114.32, then the exchange ratio will be 0.3324. If the Average Company Stock Price is less than $93.53, then the exchange ratio will be 0.4063. If the Average Company Stock Price is greater than or equal to $93.53 but less than or equal to $114.32, then the exchange ratio will be an amount equal to $38.00 divided by the Average Company Stock
Price. The merger consideration is subject to automatic proration and adjustment to ensure that the aggregate cash consideration (before giving effect to the adjustment for the Transaction Tax) is equal to $35.7 billion.
The merger consideration may be subject to an adjustment based on the final estimate of the Transaction Tax. The merger consideration in the Amended Merger Agreement was set based on an estimate of $8.5 billion for the Transaction Tax and will be adjusted immediately prior to consummation of the transaction if the final estimate of the Transaction Tax at closing is more than $8.5 billion or less than $6.5 billion. Such adjustment could increase or decrease the merger consideration, depending on whether the final estimate is lower or higher, respectively, than $6.5 billion or $8.5 billion. Additionally, if the final estimate of the Transaction Tax is lower than $8.5 billion, the Company will make a cash payment to New Fox reflecting the difference between such amount and $8.5 billion, up to a maximum cash payment of $2.0 billion.
As described in a Form 8-K filed by the Company on October 5, 2018, based on the estimated number of shares of 21CF common stock outstanding as of September 27, 2018 and assuming an Average Company Stock Price of $111.6013 (which was the volume weighted average price of the Company’s stock over the 15-trading day period ending on September 27, 2018), and assuming no adjustment for the Transaction Tax, New Disney would be required to issue approximately 319 million shares of New Disney common stock to 21CF shareholders. New Disney will record the merger consideration based upon the cash paid, which will be funded from New Disney borrowings, plus the value of New Disney common stock issued to 21CF shareholders, which will be determined by the number of shares issued and the Company’s stock price on the closing date. We anticipate that we will repay approximately half of the borrowings shortly after the transaction closes using cash we expect to acquire from 21CF. New Disney will assume approximately $19 billion of 21CF debt that had an estimated fair value of approximately $23 billion as of September 30, 2018.
Under the terms of the Amended Merger Agreement, Disney will pay 21CF $2.5 billion if the Mergers are not consummated under certain circumstances relating to the failure to obtain approvals, or if there is a final, non-appealable order preventing the transaction, in each case, relating to antitrust laws, communications laws or foreign regulatory laws. If the Amended Merger Agreement is terminated under certain other circumstances relating to changes in board recommendations and/or alternative transactions, the Company or 21CF may be required to pay the other party approximately $1.5 billion.
On October 5, 2018, the Company commenced an exchange offer for any and all outstanding notes (the “21CFA Notes”) issued by 21st Century Fox America, Inc. (“21CFA”), for up to $18.1 billion aggregate principal amount of new notes (the “New Disney Notes”) and cash. In conjunction with the offer to exchange (each an “Exchange Offer” and collectively, the “Exchange Offers”) the 21CFA Notes, New Disney, on behalf of 21CFA, was concurrently soliciting consents (each, a “Consent Solicitation” and, collectively, the “Consent Solicitations”) to adopt certain proposed amendments to each of the indentures governing the 21CFA Notes to eliminate substantially all of the restrictive covenants in such indentures, release the guarantee provided by 21CF pursuant to such indentures and limit the reporting covenants under such indentures so that 21CFA is only required to comply with the reporting requirements under the Trust Indenture Act of 1939 (collectively, the “Proposed Amendments”).
On October 22, 2018, the Company announced that the requisite number of consents had been received to adopt the Proposed Amendments with respect to all 21CFA Notes. Supplemental indentures effecting the Proposed Amendments were executed on October 22, 2018. Such supplemental indentures were valid and enforceable upon execution but will only become operative upon the settlement of the Exchange Offers and Consent Solicitations. The settlement of the Exchange Offers and Consent Solicitations is expected to occur on or around the closing date of the Acquisition. If the Acquisition is not consummated, or if the Exchange Offers and Consent Solicitations are otherwise terminated or withdrawn prior to settlement, the Proposed Amendments effected by the supplemental indentures will be deemed to be revoked retroactive to October 22, 2018.
BAMTech
On September 25, 2017, the Company acquired an additional 42% interest in BAMTech, a streaming technology and content delivery business, from an affiliate of Major League Baseball (MLB) for $1.6 billion (paid in January 2018). The acquisition increased our interest from 33% to 75%, and as a result, we began consolidating BAMTech during the fourth quarter of fiscal 2017. The acquisition supports the Company’s strategy to launch DTC video streaming services.
The acquisition date fair value of BAMTech (purchase price) of $3.9 billion represents the sum of (i) the $1.6 billion payment for the 42% interest, (ii) the $1.2 billion estimated fair value of the Company’s original 33% interest, and (iii) the $1.1 billion estimated fair value of the 25% noncontrolling interest.
Upon consolidation, the Company recognized a non-cash gain of $255 million ($162 million after tax) as a result of increasing the carrying value of the Company’s original 33% interest to $1.2 billion, the estimated fair value implied by the acquisition price of our additional 42% interest. The gain was recorded in “Other income, net” in the fiscal 2017 Consolidated Statement of Income.
We have allocated $3.5 billion of the purchase price to goodwill (approximately half of which is deductible for tax purposes) with the remainder primarily allocated to identifiable intangible assets. Goodwill reflects the synergies expected from rationalization of the Company’s current digital distribution services, enhanced personalization of content and advertising from access to DTC user data, and the ability to leverage BAMTech’s platform expertise for the Company’s DTC services. Goodwill also includes technical knowhow associated with BAMTech’s assembled workforce. BAMTech’s noncontrolling interest holders, MLB and the National Hockey League (NHL), have the right to sell their interest to the Company in the future. MLB can generally sell its interest to the Company starting five years from and ending ten years after the September 25, 2017 acquisition date at the greater of fair value or a guaranteed floor value ($563 million accreting at 8% annually for eight years). The NHL can sell its interest to the Company in fiscal 2020 for $300 million or in fiscal 2021 for $350 million. Accordingly, these interests are recorded as “Redeemable noncontrolling interests” in the Company’s Consolidated Balance Sheet. In addition, ESPN’s noncontrolling interest holder has a 20% interest in BAMTech’s direct-to-consumer sports business.
The Company has the right to purchase MLB’s interest in BAMTech starting five years from and ending ten years after the acquisition date at the greater of fair value or the guaranteed floor value. The Company has the right to acquire the NHL interest in fiscal years 2020 or 2021 for $500 million.
The acquisition date fair value of the noncontrolling interests was estimated at $1.1 billion, which was calculated using an option pricing model and generally reflected the net present value of the expected future redemption amount.
As a result of the MLB and NHL sale rights, the noncontrolling interests will generally not be allocated BAMTech losses. The Company will record the noncontrolling interests at the greater of (i) their acquisition date fair value adjusted for their share (if any) of earnings, losses, or dividends or (ii) an accreted value from the date of the acquisition to the earliest redemption date. The accretion of the MLB interest to the earliest redemption value (i.e. in five years after the acquisition date) will be recorded using an interest method. As of September 29, 2018, the redeemable noncontrolling interest subject to accretion would have had a redemption amount of $608 million if it were redeemed at that time. Adjustments to the carrying amount of redeemable noncontrolling interests increase or decrease income available to Company shareholders through an adjustment to “Net income attributable to noncontrolling interests” on the Consolidated Statement of Income.
The revenue and costs of BAMTech included in the Company’s Consolidated Statement of Income for the year ended September 29, 2018 were approximately $0.3 billion and $0.7 billion, respectively.
Vice
Vice is a media company targeting a millennial audience through news and pop culture content and creative brand integration. During fiscal 2016, A+E acquired an 8% interest in Vice in exchange for a 49.9% interest in one of A+E’s cable channels, H2, which has been rebranded as Viceland and programmed with Vice content. As a result of this exchange, A+E recognized a net non-cash gain based on the estimated fair value of H2. The Company’s $332 million share of the Vice Gain was recorded in “Equity in the income (loss) of investees, net” in the Consolidated Statement of Income in fiscal 2016. At September 29, 2018, A+E had a 20% interest in Vice.
During fiscal 2016, the Company acquired a direct interest in Vice for $400 million of cash, and at September 29, 2018 owned an 11% interest. The Company accounts for its interest in Vice as an equity method investment.
During fiscal 2018, the Company recorded a $157 million impairment of its interest in Vice.
Hulu
At the end of fiscal 2015, the Company had a 33% interest in Hulu, a joint venture owned one-third each by the Company, 21CF and Comcast Corporation. Warner Media LLC (WM) acquired a 10% interest from Hulu for $0.6 billion in August 2016, which diluted the Company’s ownership interest to 30%. In addition, WM has made $0.2 billion in subsequent capital contributions. For not more than 36 months from August 2016, WM has the right to sell its shares to Hulu and Hulu has the right to purchase the shares from WM under certain limited circumstances arising from regulatory review. The Company and 21CF have agreed to make a capital contribution for up to approximately $0.4 billion each if Hulu is required to repurchase WM’s shares. The August 2016 transaction resulted in a deemed sale by the Company of a portion of its interest in Hulu at a gain of approximately $175 million. The Company expects to recognize the gain if and when the put and call options expire. Following completion of the 21CF acquisition the Company will consolidate Hulu’s financial results and assume 21CF’s capital contribution obligations.
The Company accounts for its interest in Hulu as an equity method investment.
Goodwill
The changes in the carrying amount of goodwill for the years ended September 29, 2018 and September 30, 2017 are as follows:

	Media Networks	Parks and Resorts	Studio Entertainment	Consumer Products & Interactive Media	Parks, Experiences & Consumer Products	Direct-to-Consumer & International	Unallocated	Total
Balance at Oct. 1, 2016	$16,345	$291	$6,830	$4,344	$—	$—	$—	$27,810
Acquisitions	—	—	—	—	—	—	3,600	3,600
Dispositions	—	—	—	—	—	—	—	—
Other, net	(20)	—	(13)	49	—	—	—	16
Balance at Sept. 30, 2017	$16,325	$291	$6,817	$4,393	$—	$—	$3,600	$31,426
Acquisitions	—	—	—	—	—	—	—	—
Dispositions	—	—	—	—	—	—	—	—
Other, net (1)	3,063	—	347	33	—	—	(3,600)	(157)
Balance at Sept. 29, 2018	$19,388	$291	$7,164	$4,426	$—	$—	$—	$31,269
Segment recast (2)	(3,399)	(291)	(70)	(4,426)	4,487	3,699	—	—
Balance at Sept. 30, 2018	$15,989	$—	$7,094	$—	$4,487	$3,699	$—	$31,269

(1)
Other, net primarily represents the allocation of BAMTech goodwill to segments based on the final purchase price allocation and also includes the impact of updates to our initial estimated fair value of intangible assets related to BAMTech.

(2)
Represents the reallocation of goodwill as a result of the Company recasting its segments as described in Note 1.